Power Cost Only Rate Case (Details) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended		15 Months Ended
	Jan. 01, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2026	Dec. 31, 2025
Electric
Regulatory Assets [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage					5.00%
Puget Sound Energy
Regulatory Assets [Line Items]
Annual Power Cost Variability, Amount, Forecasted				$ 56,100,000		$ 95,100,000		$ 98,200,000
Annual Power Cost Variable Interest Amount		$ 155,600
Annual Power Cost Variable Estimated Imbalance Amount Received							$ 97,700,000
Annual Power Cost Variability, Amount		(7,584,000)	$ 71,428,000	$ 42,000,000	$ 199,667,000	$ 127,152,000
Annual Power Cost Variability Remaining Amount		$ 59,500,000
Puget Sound Energy | Electric | PCA Mechanism [Member]
Regulatory Assets [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 748,400,000				$ 748,400,000
Public Utilities, Approved Rate Increase (Decrease), Percentage	20.80%				20.80%